UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		$ 1,380	$ 1,279
Financial assets		966	1,392
Accounts receivable and other		3,478	2,628
Inventory		475	531
Assets classified as held for sale		0	856
Current assets		6,299	6,686
Property, plant and equipment		38,090	37,291
Intangible assets		15,476	11,822
Investments in associates and joint ventures		5,416	5,325
Investment properties		744	700
Goodwill		12,393	8,789
Financial assets		686	721
Other assets		2,463	1,524
Deferred income tax asset		104	111
Total assets		81,671	72,969
Liabilities
Accounts payable and other		4,147	4,478
Corporate borrowings		1,470	464
Current		3,741	2,567
Financial liabilities		364	390
Liabilities directly associated with assets classified as held for sale		0	478
Current liabilities		9,722	8,377
Corporate borrowings		3,221	3,202
Non-recourse borrowings		27,151	24,000
Financial liabilities		1,768	1,677
Other liabilities		4,286	4,164
Deferred income tax liability		6,880	5,975
Preferred shares		20	20
Total liabilities		53,048	47,415
Partnership capital
Limited partners		5,229	5,372
General partner		26	27
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield		2,195	2,263
BIPC exchangeable shares		1,254	1,289
Exchangeable units	[1]	68	72
Perpetual subordinated notes		293	293
Interest of others in operating subsidiaries		18,640	15,320
Preferred unitholders		918	918
Total partnership capital		28,623	25,554
Total liabilities and partnership capital		$ 81,671	$ 72,969

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.